UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL              April 1, 2010
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:      $163,839
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
CLAYMORE EXCHANGE TRADED FD TR 2
   CLAYMORE S&P GLOBAL WATER Total        ETF   18383Q507        86        4,671 SH          SOLE                              4,671
DOW CHEMICAL Total                        C     260543103         1           28 SH          SOLE                                 28
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND Total                             MM    23339A101       301      300,691 SH          SOLE                            300,691
FEDERATED PRIME CASH SERIES FUND
   Total                                  MM    147551105     2,701    2,701,369 SH          SOLE                          2,701,369
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS Total               60934N682       300      300,074 SH          SOLE                            300,074
FIDELITY CASH RESERVE FUND RETAIL
   CLASS Total                            MM    316067107       306      306,081 SH          SOLE                            306,081
GLOBAL INDUSTRIES LTD Total               C     379336100         0           44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total       ETF   464285105       435        3,990 SH          SOLE                              3,990
ISHARES IBOXX INVESTOP INVESTMENT
   GRADE CORP BD FD Total                 ETF   464287242     6,620       62,584 SH          SOLE                             62,584
ISHARES MSCI ACWI EX US INDEX FD ETF
   Total                                  ETF   464288240         4          106 SH          SOLE                                106
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND Total                             ETF   464286665       201        4,687 SH          SOLE                              4,687
ISHARES RUSSELL 1000 INDEX FUND Total     ETF   464287622        28          427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total     ETF   464287655     5,443       80,281 SH          SOLE                             80,281
ISHARES RUSSELL 2000 VALUE INDEX FUND
   Total                                  ETF   464287630    11,380      178,261 SH          SOLE                            178,261
ISHARES RUSSELL MIDCAP VALUE INDEX
   Total                                  ETF   464287473        19          478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD Total            ETF   464287200    30,801      262,494 SH          SOLE                            262,494
ISHARES S&P GLOBAL ENERGY SECTOR
   INDEX FUND Total                       ETF   464287341     1,043       29,496 SH          SOLE                             29,496
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND Total                       ETF   464287291        10          176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD Total         ETF   464287309       416        6,945 SH          SOLE                              6,945
ISHARES S&P MIDCAP 400 GROWTH INDEX
   FD Total                               ETF   464287606         4           52 SH          SOLE                                 52
ISHARES S&P NATIONAL Total                ETF   464288414        38          369 SH          SOLE                                369
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD Total                               ETF   464287887         4           70 SH          SOLE                                 70
ISHARES S&P VALUE INDEX FD Total          ETF   464287408     5,323       94,280 SH          SOLE                             94,280
ISHARES SILVER TRUST Total                ETF   46428Q109        50        2,907 SH          SOLE                              2,907
ISHARES TR BARCLAYS 1-3 YR TREAS
   INDEX FD Total                         ETF   464287457     3,658       43,878 SH          SOLE                             43,878
ISHARES TR BARCLAYS 20+ TREAS BD FD
   Total                                  ETF   464287432     1,190       13,295 SH          SOLE                             13,295
ISHARES TR BARCLAYS 7-10 YR TRES
   INDEX FD Total                         ETF   464287440     1,249       13,954 SH          SOLE                             13,954
ISHARES TR BARCLAYS INTERMED CR BD FD
   Total                                  ETF   464288638     9,272       89,136 SH          SOLE                             89,136
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD Total                ETF   464287176    10,552      101,564 SH          SOLE                            101,564
ISHARES TR BARCLAYS US AGGREGATE BD
   FD Total                               ETF   464287226    28,213      270,756 SH          SOLE                            270,756
ISHARES TR COHEN & STEERS REALTY
   MAJORS INDEX FD Total                  ETF   464287564       815       14,229 SH          SOLE                             14,229
ISHARES TR DOW JONES SELECT DIV INDEX
   FD Total                               ETF   464287168       170        3,686 SH          SOLE                              3,686
ISHARES TR FTSE XNHUA IDX Total           ETF   464287184        55        1,298 SH          SOLE                              1,298
ISHARES TR SP US PFD Total                ETF   464288687     1,865       48,178 SH          SOLE                             48,178
ISHARES TRUST ISHARES MSCI VALUE
   INDEX FUND Total                       ETF   464288877    10,184      201,059 SH          SOLE                            201,059
J & J SNACK FOODS CORP Total              C     466032109         1           19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total            C     499005106         1           78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK Total             C     577128101         2           53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 Total                    C     G62185106         1           53 SH          SOLE                                 53
MOTOROLA, INC. Total                      C     620076109         1          146 SH          SOLE                                146
NIKE INC CLASS B Total                    C     654106103         1           15 SH          SOLE                                 15
PLANTRONICS INC Total                     C     727493108         2           63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO Total                        ETF   73935X708        37        2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                 C     75025N102         1           76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE
   Total                                  ETF   81369Y209       186        5,799 SH          SOLE                              5,799
SPDR LEHMAN INT'L TREASURY BOND ETF
   Total                                  ETF   78464A516     8,981      160,492 SH          SOLE                            160,492
SPDR SERIES TRUST DB INT'L GOV'T
   INFLATION-PROTECTED BOND ETF Total     ETF   78464A490        54          983 SH          SOLE                                983
ST SPDR SP BRIC 40 Total                  ETF   78463X798       178        7,031 SH          SOLE                              7,031
VANGUARD DIVIDEND APPRECIATION VIPERS
   Total                                  ETF   921908844    13,448      275,409 SH          SOLE                            275,409
VANGUARD LARGE-CAP VIPERS Total           ETF   922908637     1,124       21,095 SH          SOLE                             21,095
VISA INC COM CL A Total                   C     92826C839         8           85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM Total            C     949746101       106        3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY
   FD Total                               ETF   97717W208     1,637       46,647 SH          SOLE                             46,647
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